Income taxes	12 Months Ended
Mar. 31, 2017
Income taxes
Income taxes

15. Income taxes

        The Group's income is subject to taxation in the United States, United Kingdom, Switzerland and various other states and foreign jurisdictions. Our major tax jurisdictions are Switzerland, United States, United Kingdom, Russia, Romania and Poland.

        Income tax expense consisted of the following:

	For the years ended March 31,
	2017	2016	2015
Current income tax expense	$(11,260)	$(12,670)	$(10,995)
Deferred tax benefit	3,395	562	1,167

Total income tax expense	$(7,865)	$(12,108)	$(9,828)

        The reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income is provided below:

	Years ended March 31,
	2017	2016	2015
Computed expected tax at different tax rates of subsidiaries	$(10,596)	$(10,533)	$(7,955)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	336	(446)	(674)
Accrued tax claims	(70)	(353)	(100)
Excess tax benefit on SOP	1,411	—	—
Exchange difference	484	(102)	(519)
Tax loss carry-forwards	(85)	(674)	(748)
Benefit from a change in tax position	655	—	168

	$(7,865)	$(12,108)	$(9,828)

        The following table summarizes major components of the Group's deferred tax assets and liabilities:

	For the years ended March 31,
	2017	2016
Deferred tax assets
Accrued operating (and interest) expenses	$2,377	$1,727
Net operating loss / Tax loss carry forward	4,642	404
Contingent consideration	1,792	1,581
Accrued expense for stock-based compensation	781	—
Other	500	332

Total deferred tax assets	$10,092	$4,044
Valuation allowance	(1,724)	(395)

Total deferred tax assets after valuation allowance	$8,368	$3,649

Deferred tax liabilities
Accounts receivable and revenue accruals	(766)	(353)
Inventory and deferred cost of revenue	(523)	(76)
Property and equipment	(2,116)	(2,081)
Intangible assets	(18,447)	(3,476)

Total deferred tax liabilities	$(21,852)	$(5,986)

Net deferred tax asset, non-current	3,423	3,174
Net deferred tax liability, non-current	(16,907)	(5,511)

Net deferred tax liabilities	$(13,484)	$(2,337)

        For financial reporting purposes, a valuation allowance was recorded to reflect management's best estimate of the realization of deferred tax assets related to net operating loss carry-forwards of certain lossmaking subsidiaries of the Group. Valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the foreseeable future. These evaluations are based on expectations of future taxable income, reversals of the various taxable temporary differences and tax planning strategies.

        At March 31, 2017 the Group had net operating loss carryforwards of $20,151. Majority of those losses were incurred in Sweden, United States, Germany, United Kingdom and Canada. Group's net operating loss carryforwards are not going to expire in the foreseeable future. Tax benefit related to recognition of net operating losses was $1,807 for the year ended March 31, 2017.

        Undistributed earnings of foreign subsidiaries that are indefinitely reinvested were $15,736 and $11,496 as of March 31, 2017 and 2016, respectively. The Group has not recognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group that are essentially permanent in duration. If such earnings and other basis differences in our investment in foreign Subsidiaries were to be repatriated in the future, they would be subject to various income taxes and applicable withholding taxes.

        The amount of the unrecognized deferred tax liability related to such investments in foreign Subsidiaries that are indefinitely reinvested were $804 and $605 as of March 31, 2017 and 2016, respectively.

        The subsidiary in Poland conducts a part of its operational activities in the territory of Krakow special economic zone ("SEZ") under the permit, which entitles the Group to use a tax incentive. The Group's profit generated from operations in the SEZ is tax exempt within the amount of tax credit calculated based on eligible investments. Since the amount of the relevant tax credit currently exceeds the amount of tax payable with respect to profits earned in the SEZ, the Group pays no income tax in relation to its operations in the SEZ. The amount of tax benefit received through the utilization of investment tax credit was $581 for the year ended March 31, 2017 and $598 for the year ended March 31, 2016.

        Income before income tax is attributed to the geographic locations as follows:

	For the years ended March 31,
	2017	2016	2015
Domestic*	$(3,248)	$(9,996)	$(6,659)
Foreign	73,751	92,355	79,636

Total income before tax expense	$70,503	$82,359	$72,977

*

Due to change of tax residence of the Group's holding company, the domestic jurisdiction was (i) the UK during the period of May 12, 2014—March 31, 2017, and (ii) Cyprus during the period of February 21, 2012—May 11, 2014.

Uncertain tax positions

        The Group's policy is to recognize interest and penalties related to uncertain tax positions as a component of its provision for income taxes. There was no accrued interest and penalties resulting from such unrecognized tax benefits at March 31, 2017 and March 31, 2016. The aggregate changes in the balance of unrecognized tax benefits were as follows:

	For the year ended March 31, 2017	For the year ended March 31, 2016
Balance, beginning of the year	$353	$—
Increases related to prior year tax positions	55	353

Balance, end of year	$408	$353

        The total amount of unrecognized tax benefits of $408 as of March 31, 2017 and $353 as of March 31, 2016, if recognized would affect Group's effective tax rate for the respective years. It is reasonably possible that $353 of unrecognized tax benefits may significantly increase or decrease within 12 months, subject to finalization of administrative proceedings with IRS related to 2009-2011 tax audit.

        Group's operations in major tax jurisdictions are subject to examination for tax years 2011 through 2017, some of which are currently under audit by local tax authorities. The IRS completed its examination through our 2009-2011 tax years. All issues have been concluded except for one issue related to application of R&D tax credits, which is being resolved. The IRS is currently examining our 2012 through 2014 tax returns.